Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Related Party Transactions

15. Related Party Transactions

        For the years ended December 31, 2011, 2012 and 2013, the Group entered into the following material related party transactions:

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Purchase of goods	6,310,308	6,663,431	3,688,492

        Details of those material related party transactions provided in the table above are as follows:

(a)
Amounts due from related parties

        Amounts due from related parties as of December 31, 2012 and 2013 amounted to $177,237 and nil respectively are prepayments related to purchases of goods from the entities controlled by shareholders of the Company.

(b)
Amounts due to related parties

        Amounts due to related parties are made up by shareholder loans and amounts due to companies controlled by shareholders.

        Shareholders provided loans to the Group, which are mainly used for working capital purposes. The outstanding loan balances due to the Chariman, who is also a shareholder, amounted to $789,700 and $1,200,559 as of December 31, 2012 and 2013 respectively, were unsecured, interest free and repayable on demand.

        The amounts due to companies controlled or significantly influenced by shareholders as of December 31, 2012 and 2013 amounted to $546,056 and $940,852 respectively, and were unsecured and interest free. These amounts are all related to purchases of goods from companies controlled by shareholders.